Financial risk management and impairment of financial assets - Maturity analysis (Details) - GBP (£) £ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial liabilities for which maturity is disclosed
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative and non derivative financial liabilities	£ 163,034	£ 146,025
Financial liabilities for which maturity is disclosed | Within 1 year
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative and non derivative financial liabilities	36,019	34,580
Financial liabilities for which maturity is disclosed | Between 2 and 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative and non derivative financial liabilities	126,774	111,119
Financial liabilities for which maturity is disclosed | After more than 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative and non derivative financial liabilities	241	326
Trade and other payables
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	34,963	33,459
Trade and other payables | Within 1 year
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	34,963	33,459
Lease liabilities
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	3,484	3,811
Lease liabilities | Within 1 year
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	1,056	1,121
Lease liabilities | Between 2 and 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	2,187	2,364
Lease liabilities | After more than 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, non-derivative financial liabilities	241	326
Convertible Senior Secured Notes
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative financial liabilities	124,587	108,755
Convertible Senior Secured Notes | Between 2 and 5 years
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative financial liabilities	124,587	£ 108,755
Series A Convertible Preferred Shares
Financial risk management and impairment of financial assets
Undiscounted cash flows, derivative and non derivative financial liabilities	£ 0